Troubled Debt Restructurings that Have Defaulted (Detail) - 12 months ended Mar. 31, 2017 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	₨ 103.2	$ 1.6
Retail Loans | Retail Business Banking
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	17.3
Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	45.4
Wholesale loans
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	₨ 40.5